Capital Structure, Financial Risk and Related Items - Capital Management (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Cash and cash equivalents	kr 9,893	kr 8,957	kr 7,260	kr 3,552
Marketable securities	kr 12,431	kr 10,381